Redeemable Preferred Shares (Details)				12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 09, 2022 shares	Apr. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Apr. 29, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 28, 2020 USD ($)	Mar. 28, 2020 CNY (¥)
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued			9,864,312
Issuance price per share (in Dollars per share) | $ / shares						$ 0.13376
Preferred shares, holding percentage			7.99%
Duration of redemption value				6 years	6 years
Interest rate percentage				10.00%	10.00%
Mezzanine equity amount (in Dollars) | $							$ 12,473,000
Number of shares				$ 0.15	¥ 1
shares unit				1	1
Warrants exercise (in Dollars) | $	$ 1,860,000
Total consideration									$ 613,000	¥ 4,000,000
Series A Preferred Shares [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued			16,466,767
Preferred shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Aggregate consideration amount (in Dollars) | $			$ 8,156,000
Issuance price per share (in Dollars per share) | $ / shares			$ 0.4953
Series Pre-A Preferred Stock [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued							4,110,130
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred shares, authorized				13,974,442
Shares issued		9,800,000
Series Angel Preferred Shares [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued				7,288,630
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred shares, authorized				7,288,630
Series Pre-A Preferred Shares [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued				9,864,312
Series Angel Preferred Shares [Member]
Redeemable Preferred Shares (Details) [Line Items]
Equity interest, percentage									6.67%	6.67%
Beijing SAI [Member] | Series Pre-A Preferred Stock [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued			9,864,312
Beijing SAI [Member] | Series A Preferred Stock [Member]
Redeemable Preferred Shares (Details) [Line Items]
Preferred shares, issued			16,466,767	16,466,767
Preferred shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred shares, authorized				17,247,608
Total consideration | $			$ 2,605,000